Investments and Derivative Instruments (Non-qualifying Strategies) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Derivative Instruments Gain (Loss) [Line Items]
Total	$ (1,542)		$ (79)		$ 483
Interest rate swaps, swap options , caps, floors and forwards [Member]
Derivative Instruments Gain (Loss) [Line Items]
Total	21		(22)		45
Foreign currency swaps and forwards [Member]
Derivative Instruments Gain (Loss) [Line Items]
Total	19		3		(1)
3 Win Related Foreign Currency Swaps [Member] | Japan [Member]
Derivative Instruments Gain (Loss) [Line Items]
Total	(300)	[1]	31	[1]	215	[1]
Fixed annuity hedging instruments [Member] | Japan [Member]
Derivative Instruments Gain (Loss) [Line Items]
Total	(178)	[2]	109	[2]	385	[2]
Credit Derivatives that Purchase Credit Protection [Member]
Derivative Instruments Gain (Loss) [Line Items]
Total	(64)		(10)		(23)
Credit Derivatives that Assume Credit Risk [Member]
Derivative Instruments Gain (Loss) [Line Items]
Total	293		(174)		196
Equity index swaps and options [Member]
Derivative Instruments Gain (Loss) [Line Items]
Total	(39)		(89)		5
GMWB product derivatives [Member] | U.S. [Member]
Derivative Instruments Gain (Loss) [Line Items]
Total	1,430		(780)		486
GMWB Reinsurance [Member] | U.S. [Member]
Derivative Instruments Gain (Loss) [Line Items]
Total	(280)		131		(102)
GMWB hedging instruments [Member] | U.S. [Member]
Derivative Instruments Gain (Loss) [Line Items]
Total	(631)		252		(295)
Macro Hedge Program [Member] | U.S. [Member]
Derivative Instruments Gain (Loss) [Line Items]
Total	(340)		(216)		(445)
International program product derivatives [Member]
Derivative Instruments Gain (Loss) [Line Items]
Total	42		(13)		2
International program hedging instruments [Member]
Derivative Instruments Gain (Loss) [Line Items]
Total	(1,509)		704		21
Contingent Capital Facility Put Option [Member]
Derivative Instruments Gain (Loss) [Line Items]
Total	$ (6)		$ (5)		$ (6)

[1]	The associated liability is adjusted for changes in spot rates through realized capital gains and was $189, $(100) and $(273) for the years ended December 31, 2012, 2011 and 2010, respectively.
[2]	The associated liability is adjusted for changes in spot rates through realized capital gains and losses and was $245, $(129) and $(332) for the years ended December 31, 2012, 2011 and 2010, respectively.